Offerings - Offering: 1	May 14, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	35,000,000,000
Maximum Aggregate Offering Price	$ 350,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 53,585.00
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant initially deferred payment of all of the registration fees for the registrant's registration statement on Form S-3, filed by the registrant on May 14, 2025. The filing fee of $53,585 is calculated in accordance with Rule 457(o), based on the proposed maximum aggregate offering price, and Rule 457(r) of the Securities Act. The amount of securities to be registered consists of $350,000,000 of an indeterminate number or amount of shares of common stock of California Water Service Group, estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.